Invesco Value Municipal Income Trust
Quarterly Schedule of Portfolio Holdings
May 31, 2019
invesco.com/us	MS-CE-VMINC-QTR-1 05/19	Invesco Advisers, Inc.

Schedule of Investments
May 31, 2019
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–159.14%(a)
Alabama–3.58%
Alabama (State of) Special Care Facilities Financing Authority (Ascension Health Senior Credit Group); Series 2016 B, Ref. RB	5.00%	11/15/2046		$ 4,500	$ 5,152,365
Alabaster (City of), AL Board of Education;
Series 2014 A, GO Wts. (INS- AGM)(b)	5.00%	09/01/2039		1,095	1,251,848
Series 2014 A, GO Wts. (INS -AGM)(b)	5.00%	09/01/2044		1,095	1,249,932
Birmingham (City of), AL Airport Authority; Series 2010, RB (INS -AGM)(b)	5.25%	07/01/2030		3,600	3,721,788
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging);
Series 2016, RB	5.25%	06/01/2025		700	785,785
Series 2016, RB	5.75%	06/01/2045		20	22,206
Birmingham (City of), AL Water Works Board; Series 2011, Water RB (INS -AGM)(b)(c)	5.00%	01/01/2036		8,575	9,056,915
Chatom (Town of), AL Industrial Development Board (PowerSouth Energy Cooperative); Series 2010 A, Ref. Gulf Opportunity Zone RB (INS -AGC)(b)	5.00%	08/01/2037		2,000	2,067,100
Lower Alabama Gas District (The); Series 2016 A, RB (c)	5.00%	09/01/2046		2,400	3,194,880
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR (d)	5.25%	05/01/2044		860	946,387
					27,449,206
Alaska–0.53%
Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB (c)	5.50%	10/01/2041		3,825	4,107,400
Arizona–4.60%
Arizona (State of) Health Facilities Authority (Catholic Healthcare West); Series 2011 B-2, RB (INS -AGM)(b)	5.00%	03/01/2041		2,065	2,154,662
Arizona (State of) Health Facilities Authority (Phoenix Children’s Hospital); Series 2012, Ref. RB	5.00%	02/01/2042		4,450	4,747,794
Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital); Series 2014, Ref. RB	5.00%	12/01/2042		1,905	2,130,685
Arizona (State of) Industrial Development Authority (Great Laked Senior Living Community); Series 2019 A, RB	5.00%	01/01/2036		1,650	1,888,986
Arizona (State of) Industrial Development Authority (Leman Academy of Excellence); Series 2017 A, Ref. RB (d)	5.00%	07/01/2037		680	700,312
Glendale (City of), AZ Industrial Development Authority (Midwestern University);
Series 2010, RB	5.00%	05/15/2035		1,000	1,028,860
Series 2010, RB	5.13%	05/15/2040		1,000	1,028,690
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	5.00%	11/15/2031		1,220	1,322,480
Series 2017, Ref. RB	5.00%	11/15/2045		880	926,411
La Paz (County of), AZ Industrial Development Authority (Charter School Solutions- Harmony Public Schools); Series 2018 A, RB	5.00%	02/15/2048		700	773,262
Maricopa County Pollution Control Corp. (Southern California Education Co.); Series 2000 B, Ref. RB	5.00%	06/01/2035		1,165	1,191,271
Mesa (City of), AZ; Series 2013, RB (c)	5.00%	07/01/2032		7,600	8,340,468
Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, RB (d)	6.50%	07/01/2034		435	498,884
Phoenix (City of), AZ Industrial Development Authority (Rowan University); Series 2012, RB	5.00%	06/01/2042		2,665	2,848,698
Pima (County of), AZ Industrial Development Authority (Edkey Charter Schools); Series 2013, Ref. RB	6.00%	07/01/2033		1,000	1,001,400
Pima (County of), AZ Industrial Development Authority (Grande Innovations Academy); Series 2018, RB (d)	5.25%	07/01/2048		1,175	1,184,048
Yuma (City of), AZ Industrial Development Authority (Regional Medical Center);
Series 2014 A, RB	5.00%	08/01/2032		1,050	1,195,226
Series 2014 A, RB	5.25%	08/01/2032		2,000	2,303,000
					35,265,137
California–21.55%
Alhambra Unified School District (Election of 2004);
Series 2009 B, GO Bonds (INS - AGC)(b)(e)	0.00%	08/01/2035		3,010	1,899,009
Series 2009 B, GO Bonds (INS -AGC)(b)(e)	0.00%	08/01/2036		2,675	1,622,949
Bay Area Toll Authority (San Francisco Bay Area); Series 2017 F-1, RB (c)	5.00%	04/01/2056		2,325	2,705,579
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Beverly Hills Unified School District (Election of 2008);
Series 2009, GO Bonds (e)	0.00%	08/01/2026	$2,720	$2,384,515
Series 2009, GO Bonds (e)	0.00%	08/01/2031	5,270	3,925,992
California (State of);
Series 2010, GO Bonds	5.50%	03/01/2040	2,410	2,480,950
Series 2012, GO Bonds	5.25%	04/01/2035	4,135	4,550,319
Series 2013, GO Bonds	5.00%	04/01/2037	1,800	2,015,766
California (State of) Community Housing Agency (Annadel Apartments); Series 2019 A, RB (d)	5.00%	04/01/2049	835	910,751
California (State of) Educational Facilities Authority (Stanford University); Series 2019 V-1, RB	5.00%	05/01/2049	500	737,860
California (State of) Health Facilities Financing Authority (Scripps Health); Series 2010 A, RB (c)	5.00%	11/15/2036	4,750	4,828,090
California (State of) Infrastructure & Economic Development Bank; Series 2003 A, RB (INS -AMBAC)(c)	5.00%	07/01/2036	6,800	8,771,456
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing Project); Series 2018, RB	5.00%	05/15/2035	1,245	1,488,995
California (State of) Municipal Finance Authority (Linxs APM); Series 2018 A, RB (f)	5.00%	12/31/2037	2,000	2,346,140
California (State of) Pollution Control Finance Authority;
Series 2012, RB (d)(f)	5.00%	07/01/2027	1,190	1,298,921
Series 2012, RB (d)(f)	5.00%	07/01/2030	1,400	1,516,788
Series 2012, RB (d)(f)	5.00%	07/01/2037	3,075	3,293,571
California (State of) Statewide Communities Development Authority (Cottage Health System Obligated Group); Series 2010, RB	5.00%	11/01/2040	3,000	3,112,680
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2014, RB	5.25%	12/01/2044	755	832,614
Series 2016 A, RB (d)	5.00%	12/01/2041	1,275	1,413,338
Series 2016 A, RB (d)	5.25%	12/01/2056	995	1,109,714
California County Tobacco Securitization Agency (The) (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB (e)	0.00%	06/01/2055	10,335	547,858
California Infrastructure & Economic Development Bank;
Series 2003 A, RB (g)(h)	5.00%	01/01/2028	4,500	5,827,455
Series 2003 A, RB (b)(c)	5.00%	07/01/2036	3,300	4,256,736
Clovis Unified School District (Election of 2004); Series 2004 A, GO Bonds (INS - NATL)(b)(e)	0.00%	08/01/2029	1,360	1,077,909
Dry Creek Joint Elementary School District (Election of 2008-Measure E);
Series 2009, GO Bonds (e)	0.00%	08/01/2043	2,120	945,054
Series 2009, GO Bonds (e)	0.00%	08/01/2044	1,090	467,741
Series 2009, GO Bonds (e)	0.00%	08/01/2045	6,270	2,595,341
Series 2009, GO Bonds (e)	0.00%	08/01/2048	4,610	1,712,338
East Bay Municipal Utility District; Series 2010 A, Ref. RB (c)	5.00%	06/01/2020	4,440	4,605,834
El Segundo Unified School District (Election of 2008);
Series 2009 A, GO Bonds (e)	0.00%	08/01/2031	4,155	3,029,203
Series 2009 A, GO Bonds (e)	0.00%	08/01/2032	3,165	2,229,015
Golden State Tobacco Securitization Corp.;
Series 2013 A, RB	5.00%	06/01/2030	3,200	3,634,240
Series 2018 A-1, Ref. RB	5.00%	06/01/2047	955	950,235
Series 2018 A-2, Ref. RB	5.00%	06/01/2047	3,735	3,716,362
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport); Series 2010 B, RB	5.00%	05/15/2040	2,000	2,065,760
Los Angeles (City of), CA Department of Water & Power;
Series 2012 A, RB (c)	5.00%	07/01/2043	6,240	6,885,466
Series 2012 B, RB (c)	5.00%	07/01/2043	9,805	10,819,229
Menifee Union School District (Election of 2008);
Series 2009 C, GO Bonds (INS -AGC)(b)(e)	0.00%	08/01/2034	1,665	1,072,060
Series 2009 C, GO Bonds (INS -AGC)(b)(e)	0.00%	08/01/2035	300	185,391
Moreland School District (Crossover Series 14); Series 2006 C, Ref. GO Bonds (INS -AMBAC)(b)(e)	0.00%	08/01/2029	3,350	2,625,998
M-S-R Energy Authority; Series 2009 B, RB	6.13%	11/01/2029	1,000	1,270,270
Mt. San Antonio Community College District (Election 2008); Series 2013 A, GO Bonds (i)	6.25%	08/01/2043	1,985	1,873,403
Oak Grove School District (Election of 2008); Series 2009 A, GO Bonds (e)	0.00%	08/01/2028	2,400	1,971,240
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Patterson Joint Unified School District (Election of 2008);
Series 2009 B, GO Bonds (INS -AGM)(b)(e)	0.00%	08/01/2034	$3,825	$2,451,825
Series 2009 B, GO Bonds (INS -AGM)(b)(e)	0.00%	08/01/2035	4,120	2,529,886
Series 2009 B, GO Bonds (INS -AGM)(b)(e)	0.00%	08/01/2036	300	176,856
Series 2009 B, GO Bonds (INS -AGM)(b)(e)	0.00%	08/01/2037	1,785	1,004,866
Poway Unified School District (Election of 2008 - School Facilities Improvement District No. 2007-1);
Series 2009 A, GO Bonds (e)	0.00%	08/01/2028	7,840	6,486,267
Series 2009 A, GO Bonds (e)	0.00%	08/01/2031	8,475	6,321,248
Regents of the University of California; Series 2013 AI, RB (c)	5.00%	05/15/2033	6,000	6,767,880
San Buenaventura (City of), CA (Community Memorial Health System); Series 2011, RB	7.50%	12/01/2041	2,180	2,425,904
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport); Series 2019 A, Ref. RB (f)	5.00%	05/01/2036	1,165	1,432,729
San Jose Evergreen Community College District (Election of 2004); Series 2008 B, GO Bonds (INS -AGM)(b)(e)	0.00%	09/01/2030	1,600	1,239,136
San Juan Unified School District (Election of 2002); Series 2010, GO Bonds (INS -AGM)(g)(h)	5.00%	08/01/2020	1,525	1,591,444
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, RB	5.50%	09/01/2032	595	654,946
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, RB (e)	0.00%	06/01/2041	3,445	979,758
Tustin Unified School District (Community Facilities District No. 97-1); Series 2015, Ref. RB	5.00%	09/01/2031	2,450	2,803,364
University of California; Series 2018 AZ, Ref. RB (c)	4.00%	05/15/2048	2,385	2,607,711
William S. Hart Union High School District (Election of 2008); Series 2009 A, GO Bonds (e)	0.00%	08/01/2033	11,350	7,803,125
Yosemite Community College District (Election of 2004); Series 2008 C, GO Bonds (INS -AGM)(b)(e)	0.00%	08/01/2022	525	498,388
				165,385,468
Colorado–4.19%
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2018 A, RB	5.00%	11/15/2048	1,155	1,355,820
Colorado (State of) Health Facilities Authority (SCL Health System); Series 2013 A, RB (c)	5.50%	01/01/2035	8,100	9,259,191
Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2017, Ref. RB	5.00%	06/01/2047	580	657,679
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2019, RB	6.00%	01/15/2041	3,000	3,114,870
Colorado (State of) Science and Technology Park Metropolitan District No. 1; Series 2018, Ref. RB	5.00%	12/01/2033	500	528,115
Denver (City & County of), CO; Series 2018 A, Ref. RB (c)(f)	5.25%	12/01/2048	5,740	6,952,403
Neu Towne Metropolitan District; Series 2018 A, Ref. GO Bonds	5.38%	12/01/2046	700	722,855
Prairie Center Metropolitan District No. 3; Series 2017 A, Ref. RB (d)	5.00%	12/15/2041	950	989,900
University of Colorado; Series 2013 A, RB (c)	5.00%	06/01/2023	7,500	8,541,525
				32,122,358
District of Columbia–4.66%
District of Columbia;
Series 2006 B-1, RB (INS -NATL)(b)	5.00%	02/01/2031	6,215	6,229,978
Series 2009 A, RB (c)	5.25%	12/01/2027	5,100	5,197,155
Series 2014 C, GO Bonds (c)	5.00%	06/01/2034	3,030	3,458,291
Series 2014 C, GO Bonds (c)	5.00%	06/01/2035	6,060	6,901,128
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2045	1,000	1,019,550
District of Columbia Water & Sewer Authority; Series 2013 A, RB (c)	5.00%	10/01/2044	6,000	6,691,260
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2014 A, Ref. RB	5.00%	10/01/2053	5,905	6,291,246
				35,788,608
Florida–9.79%
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs); Series 2011 A, RB	8.13%	11/15/2041	1,000	1,002,870
Broward (County of), FL;
Series 2015 A, RB (f)	5.00%	10/01/2045	1,280	1,450,662
Series 2017, RB (c)(f)	5.00%	10/01/2047	3,615	4,224,851
Cape Coral (City of), FL;
Series 2011 A, Ref. RB (INS -AGM)(g)(h)	5.00%	10/01/2021	1,500	1,623,435
Series 2011, Ref. RB (g)(h)	5.00%	10/01/2021	4,130	4,469,858
Cape Coral (City of), FL Health Facilities Authority (Gulf Care, Inc.); Series 2015, Ref. RB (d)	6.00%	07/01/2045	250	272,780
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Capital Trust Agency (Sarasota-Manatee Jewish Housing Council, Inc.); Series 2017, Ref. RB (d)	5.00%	07/01/2046	$ 1,250	$ 1,315,225
Citizens Property Insurance Corp.; Series 2012 A-1, RB	5.00%	06/01/2021	4,890	5,233,571
Collier (County of), FL Industrial Development Authority (The Arlington of Naples); Series 2014 A, RB (d)	7.75%	05/15/2035	2,250	2,241,562
Davie (Town of), FL (Nova Southeastern University); Series 2013 A, RB	6.00%	04/01/2042	1,250	1,408,788
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2048	2,980	3,323,654
Hillsborough (County of), FL Aviation Authority (Tampa International Airport); Series 2018 E, RB (f)	5.00%	10/01/2048	2,055	2,422,167
Martin (County of), FL Health Facilities Authority (Martin Memorial Medical Center);
Series 2012, RB (g)(h)	5.13%	11/15/2021	4,000	4,348,120
Series 2012, RB (g)(h)	5.50%	11/15/2021	1,100	1,205,611
Miami Beach (City of), FL Health Facilities Authority (Mount Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/2044	820	906,887
Miami-Dade (County of), FL;
Series 2010, Ref. RB (g)(h)	5.00%	10/01/2020	4,500	4,710,015
Series 2012 A, Ref. RB (f)	5.00%	10/01/2028	2,000	2,198,340
Series 2012 B, RB	5.00%	10/01/2032	1,000	1,100,120
Series 2012 B, RB	5.00%	10/01/2035	1,575	1,727,932
Series 2016 A, Ref. RB	5.00%	10/01/2041	1,195	1,399,094
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami); Series 2018 A, RB (c)	5.00%	04/01/2053	3,820	4,447,702
Miami-Dade (County of), FL Expressway Authority; Series 2010 A, Ref. RB (INS -AGM)(b)	5.00%	07/01/2035	3,415	3,532,237
Miami-Dade (County of), FL Industrial Development Authority (Waste Management, Inc.); Series 2018 B, RB (SIFMA Municipal Swap Index + 0.80%)(f)(h)(j)	2.22%	11/01/2021	580	580,000
Orange (County of), FL; Series 2012 B, Ref. RB (c)	5.00%	01/01/2031	7,500	8,115,825
Orlando (City of), FL Greater Orlando Aviation Authority; Series 2017 A, RB (f)	5.00%	10/01/2047	975	1,135,534
Palm Beach (County of), FL Health Facilities Authority (Jupiter Medical Center, Inc.); Series 2013 A, RB	5.00%	11/01/2043	2,030	2,153,465
Palm Beach (County of), FL Solid Waste Authority;
Series 2009, RB (g)(h)	5.50%	10/01/2019	3,050	3,090,839
Series 2016, RB (c)	5.00%	10/01/2031	2,790	3,006,727
Putnam (County of), FL Development Authority (Seminole Electric Cooperative); Series 2018 B, Ref. PCR	5.00%	03/15/2042	825	963,798
Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.); Series 2016, RB	5.00%	12/01/2055	1,335	1,481,089
				75,092,758
Georgia–1.68%
Atlanta (City of), GA; Series 2010 A, RB (INS -AGM)(b)	5.00%	01/01/2035		5,390	5,490,955
Augusta (City of), GA Development Authority; Series 2018, RB	4.00%	07/01/2037		3,110	3,254,490
Fulton (County of), GA Development Authority (Georgia Tech Athletic Association); Series 2012, Ref. RB	5.00%	10/01/2042		510	554,559
Private Colleges & Universities Authority (Mercer University);
Series 2012 A, RB	5.25%	10/01/2027		2,170	2,331,708
Series 2012 A, RB	5.00%	10/01/2032		1,220	1,282,806
					12,914,518
Hawaii–2.39%
Hawaii (State of); Series 2015 A, RB (f)	5.00%	07/01/2045		1,575	1,783,325
Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group); Series 2013 A, Ref. RB	5.50%	07/01/2043		3,000	3,355,230
Hawaii (State of) Department of Transportation (Airports Division); Series 2013, COP (f)	5.00%	08/01/2028		1,775	1,983,350
Honolulu (City & County of), HI; Series 2012 A, GO Bonds (c)	5.00%	11/01/2029		10,000	11,186,900
					18,308,805
Idaho–0.92%
Idaho (State of) Health Facilities Authority (St. Luke’s Regional Medical Center); Series 2010, RB (INS -AGM)(g)(h)	5.00%	07/01/2020		5,000	5,189,700
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.);
Series 2017 A, Ref. RB	5.00%	11/15/2032		730	774,355
Series 2017 A, Ref. RB	5.25%	11/15/2037		1,020	1,085,035
					7,049,090
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–16.87%
Chicago (City of), IL;
Series 2002 B, GO Bonds	5.50%	01/01/2037	$630	$691,866
Series 2005 D, Ref. GO Bonds	5.50%	01/01/2040	395	431,573
Series 2007 A, Ref. GO Bonds (INS -AGM)(b)	5.00%	01/01/2037	4,545	4,556,135
Series 2007 E, Ref. GO Bonds	5.50%	01/01/2042	315	343,429
Series 2008, Ref. RB (INS -AGM)(b)	5.00%	11/01/2027	280	280,773
Series 2012 A, GO Bonds	5.00%	01/01/2033	1,660	1,721,669
Series 2014, RB	5.00%	11/01/2044	765	843,917
Series 2014, Ref. RB (INS -AGM)(b)	5.00%	01/01/2030	1,000	1,102,020
Series 2015 A, GO Bonds	5.50%	01/01/2033	3,145	3,483,150
Series 2017 A, RB	5.00%	01/01/2047	2,500	2,789,975
Series 2019 A, RB	5.50%	01/01/2035	1,050	1,214,084
Chicago (City of), IL (Midway Airport);
Series 2013 A, Ref. RB (f)	5.50%	01/01/2031	2,280	2,549,656
Series 2013 B, Ref. RB	5.00%	01/01/2025	1,550	1,730,017
Series 2014 A, Ref. RB (f)	5.00%	01/01/2041	1,100	1,207,921
Chicago (City of), IL (O’Hare International Airport);
Series 2015 C, RB (f)	5.00%	01/01/2046	790	876,718
Series 2015 D, RB	5.00%	01/01/2046	555	624,758
Series 2016 C, Ref. RB	5.00%	01/01/2037	1,595	1,843,341
Series 2017 D, RB	5.25%	01/01/2042	1,265	1,495,647
Series 2017 D, RB (c)(f)	5.00%	01/01/2052	5,000	5,674,700
Chicago (City of), IL Board of Education;
Series 2017 H, GO Bonds	5.00%	12/01/2046	1,910	2,073,878
Series 2018 A, GO Bonds (INS -AGM)(b)	5.00%	12/01/2031	625	739,944
Series 2018 A, Ref. GO Bonds (INS -AGM)(b)	5.00%	12/01/2029	1,000	1,197,800
Series 2018 C, Ref. GO Bonds	5.00%	12/01/2022	995	1,064,083
Series 2018 C, Ref. GO Bonds	5.00%	12/01/2023	500	543,655
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds); Series 2016 E, GO Bonds	5.00%	12/01/2045	1,650	1,887,237
Chicago (City of), IL Transit Authority;
Series 2011, RB (c)(k)	5.25%	12/01/2036	7,490	7,928,764
Series 2014, RB	5.00%	12/01/2044	3,270	3,608,576
Cook (County of), IL Forest Preserve District;
Series 2012 B, Ref. GO Bonds (c)	5.00%	12/15/2032	2,460	2,617,858
Series 2012 B, Ref. GO Bonds (c)	5.00%	12/15/2037	2,460	2,599,113
Illinois (State of);
Series 2012 A, GO Bonds	5.00%	01/01/2031	1,135	1,190,990
Series 2012, Ref. GO Bonds	5.00%	08/01/2021	1,035	1,099,998
Series 2013, GO Bonds (INS -AGM)(b)	5.25%	07/01/2029	1,880	2,083,397
Series 2014, GO Bonds	5.25%	02/01/2033	1,100	1,202,696
Series 2014, GO Bonds	5.00%	05/01/2035	1,000	1,074,540
Series 2014, GO Bonds	5.00%	05/01/2036	1,000	1,072,570
Series 2016, GO Bonds	5.00%	01/01/2041	1,750	1,890,735
Series 2017 D, GO Bonds	5.00%	11/01/2024	1,955	2,204,556
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2021	830	886,017
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2022	580	632,623
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB	5.00%	09/01/2039	1,250	1,396,125
Illinois (State of) Finance Authority (Lutheran Home & Services);
Series 2012, Ref. RB	5.50%	05/15/2027	2,000	2,108,180
Series 2012, Ref. RB	5.50%	05/15/2030	1,045	1,094,063
Illinois (State of) Finance Authority (Northwestern Memorial Hospital);
Series 2009 B, RB (g)(h)	5.38%	08/15/2019	2,100	2,116,107
Series 2009 B, RB (g)(h)	5.75%	08/15/2019	2,000	2,016,820
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2015 A, Ref. RB	5.00%	11/15/2045	2,205	2,432,622
Illinois (State of) Finance Authority (Peace Village); Series 2013, RB	6.75%	08/15/2033	1,430	1,515,242
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2038	1,940	2,156,174
Illinois (State of) Finance Authority (Swedish Covenant Hospital);
Series 2010 A, Ref. RB (g)(h)	5.75%	02/15/2020	2,000	2,059,260
Series 2010 A, Ref. RB (g)(h)	6.00%	02/15/2020	1,165	1,201,523
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB (c)	5.25%	10/01/2052	$ 3,720	$ 4,120,086
Illinois (State of) Metropolitan Pier & Exposition Authority; Series 2002, RB (INS- AGM)(b)(e)	0.00%	12/15/2029	2,500	1,854,800
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick PL); Series 2002 A, RB (INS -NATL)(b)(e)	0.00%	12/15/2029	3,520	2,571,219
Illinois (State of) Sports Facilities Authority;
Series 2014, Ref. RB (INS -AGM)(b)	5.25%	06/15/2031	1,060	1,184,741
Series 2014, Ref. RB (INS -AGM)(b)	5.25%	06/15/2032	965	1,076,303
Illinois (State of) Toll Highway Authority; Series 2013 A, RB (c)	5.00%	01/01/2038	12,300	13,427,172
Railsplitter Tobacco Settlement Authority; Series 2010, RB (g)(h)	5.50%	06/01/2021	4,090	4,410,656
Regional Transportation Authority;
Series 1999, Ref. RB (INS -AGM)(b)	5.75%	06/01/2021	4,000	4,324,960
Series 2018 B, RB	5.00%	06/01/2040	2,285	2,675,689
Sales Tax Securitization Corp.; Series 2018 A, Ref. RB (c)	5.00%	01/01/2048	4,150	4,642,107
				129,444,228
Indiana–2.60%
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing);
Series 2013 A, RB (f)	5.00%	07/01/2035		500	548,795
Series 2013 A, RB (f)	5.00%	07/01/2048		510	553,238
Series 2013, RB (f)	5.00%	07/01/2040		3,365	3,666,537
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 A, RB	5.00%	06/01/2039		3,325	3,415,972
Indianapolis Local Public Improvement Bond Bank; Series 2013 F, RB (c)	5.00%	02/01/2030		9,000	9,985,950
Valparaiso (City of), IN (Pratt Paper, LLC); Series 2013, RB (f)	6.75%	01/01/2034		1,500	1,745,310
					19,915,802
Iowa–1.71%
Iowa (State of); Series 2001, RB (INS -NATL)(b)	5.50%	02/15/2020		2,500	2,570,625
Iowa (State of) (IJOBS Program);
Series 2009 A, RB (d)(j)	5.00%	06/01/2025		1,290	1,290,000
Series 2009 A, RB (d)(j)	5.00%	06/01/2026		1,240	1,240,000
Iowa (State of) Finance Authority (Iowa Fertilizer Co.);
Series 2013, RB (d)	5.88%	12/01/2027		1,025	1,077,306
Series 2013, Ref. RB (h)	5.25%	12/01/2037		1,190	1,285,735
Series 2019, Ref. RB	3.13%	12/01/2022		585	592,020
Iowa (State of) Finance Authority (Lifespace Communities, Inc.); Series 2018 A, RB	5.00%	05/15/2043		830	913,855
Iowa (State of) Tobacco Settlement Authority;
Series 2005 C, RB	5.50%	06/01/2042		1,695	1,694,966
Series 2005 C, RB	5.63%	06/01/2046		1,055	1,054,968
Series 2005 E, RB (e)	0.00%	06/01/2046		12,020	1,413,312
					13,132,787
Kansas–0.55%
Kansas (State of) Development Finance Authority (Adventist Health System);
Series 2009, RB (g)(h)	5.50%	11/15/2019		35	35,606
Series 2009, RB	5.50%	11/15/2029		1,475	1,499,573
Wichita (City of), KS (Presbyterian Manors, Inc.);
Series 2013 IV-A, RB	6.38%	05/15/2043		1,500	1,618,065
Series 2018 I, Ref. RB	5.00%	05/15/2047		1,000	1,057,600
					4,210,844
Kentucky–2.48%
Kentucky (Commonwealth of) Economic Development Finance Authority (Catholic Health Initiatives); Series 2011 B, RB (SIFMA Municipal Swap Index + 1.40%)(h)(j)	2.82%	02/01/2025		700	710,927
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2040		1,245	1,353,601
Series 2015 A, RB	5.00%	01/01/2045		1,915	2,078,694
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.); Series 2017 A, Ref. RB	5.00%	06/01/2045		955	1,054,215
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky–(continued)
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.);
Series 2010 A, RB (g)(h)	6.00%	06/01/2020	$2,500	$2,610,825
Series 2010 B, Ref. RB (g)(h)	6.38%	06/01/2020	1,585	1,661,096
Kentucky (Commonwealth of) Public Energy Authority; Series 2018 C-1, RB (h)	4.00%	06/01/2025	1,480	1,623,279
Kentucky (Commonwealth of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 A, RB	5.75%	07/01/2049	1,000	1,097,870
Kentucky (Commonwealth of) Turnpike Authority (Revitalization); Series 2012 A, RB (g)(h)	5.00%	07/01/2022	3,140	3,474,033
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.); Series 2013 A, RB	5.50%	10/01/2033	3,000	3,393,960
				19,058,500
Louisiana–1.69%
Lafayette (City of), LA Public Trust Financing Authority (Ragin’ Cajun Facilities, Inc. - Housing & Parking); Series 2010, RB (g)(h)	5.50%	10/01/2020		4,500	4,739,445
Regional Transit Authority; Series 2010, RB (INS -AGM)(b)	5.00%	12/01/2030		1,000	1,047,730
St. Tammany (Parish of), LA Public Trust Financing Authority (Christwood); Series 2015, Ref. RB	5.25%	11/15/2037		1,850	1,984,587
Tobacco Settlement Financing Corp.;
Series 2013 A, Ref. RB	5.50%	05/15/2030		745	777,706
Series 2013 A, Ref. RB	5.25%	05/15/2031		745	786,020
Series 2013 A, Ref. RB	5.25%	05/15/2032		1,410	1,521,996
Series 2013 A, Ref. RB	5.25%	05/15/2033		1,190	1,279,952
Series 2013 A, Ref. RB	5.25%	05/15/2035		750	819,375
					12,956,811
Maryland–1.31%
Howard (County of), MD (Downtown Columbia); Series 2017 A, RB (d)	4.50%	02/15/2047		1,500	1,545,390
Maryland (State of) Health & Higher Educational Facilities Authority (Lifebridge Health); Series 2015, Ref. RB	5.00%	07/01/2040		4,250	4,800,757
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health); Series 2016, Ref. RB	5.00%	07/01/2047		720	821,664
Maryland (State of) Health & Higher Educational Facilities Authority (Peninsula Regional Medical Center); Series 2015, Ref. RB	5.00%	07/01/2045		1,465	1,618,679
Prince Georges (County of), MD (Collington Episcopal Life Care Community, Inc.);
Series 2017, Ref. RB	5.00%	04/01/2028		690	755,826
Series 2017, Ref. RB	5.00%	04/01/2032		505	543,537
					10,085,853
Massachusetts–1.33%
Massachusetts (Commonwealth of) Development Finance Agency (Emerson College); Series 2016 A, RB	5.00%	01/01/2047		3,125	3,534,469
Massachusetts (Commonwealth of) Port Authority; Series 2019 A, Ref. RB (f)	5.00%	07/01/2037		1,000	1,222,780
Massachusetts (Commonwealth of) Transportation Fund Revenue; Series 2016 B, RB	4.00%	06/01/2046		2,520	2,719,004
Massachusetts (Commonwealth of) Water Resources Authority; Series 2007 B, Ref. RB (INS -AGM)(b)	5.25%	08/01/2031		2,000	2,740,920
					10,217,173
Michigan–3.19%
Detroit (City of), MI; Series 2018, GO Bonds	5.00%	04/01/2035		250	273,748
Detroit (City of), MI Downtown Development Authority (Catalyst Development); Series 2018 A, Ref. RB (INS -AGM)(b)(c)(k)	5.00%	07/01/2036		2,000	2,224,820
Grand Rapids Economic Development Corp. (Beacon Hill at Eastgate); Series 2017 A, Ref. RB	5.00%	11/01/2047		1,390	1,464,017
Michigan (State of) Building Authority (Facilities Program); Series 2016 I, Ref. RB (c)	5.00%	04/15/2041		2,715	3,174,785
Michigan (State of) Finance Authority (Beaumont Health Credit Group); Series 2016, RB	5.00%	11/01/2044		1,745	1,979,319
Michigan (State of) Finance Authority (Charter County of Wayne Criminal Justice Center); Series 2018, RB	5.00%	11/01/2038		750	901,282
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-1, Ref. RB	5.00%	07/01/2044		1,095	1,177,519
Series 2014 C-6, Ref. RB	5.00%	07/01/2033		550	623,002
Series 2014 D-4, Ref. RB	5.00%	07/01/2029		550	633,144
Series 2015, Ref. RB	5.00%	07/01/2035		1,190	1,366,263
Michigan (State of) Finance Authority (MidMichigan Health Credit Group); Series 2014, Ref. RB	5.00%	06/01/2039		2,005	2,233,730
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–(continued)
Michigan (State of) Finance Authority (Trinity Health Credit); Series 2017 MI, Ref. RB (c)	5.00%	12/01/2046	$ 3,655	$ 4,259,062
Michigan (State of) Strategic Fund (I-85 Improvement Project); Series 2018, RB (f)	5.00%	12/31/2032	750	901,072
Michigan (State of) Tobacco Settlement Finance Authority; Series 2007 A, RB	6.00%	06/01/2048	3,285	3,285,066
				24,496,829
Minnesota–0.25%
Bethel (City of), MN (Spectrum High School); Series 2017 A, Ref. RB	4.25%	07/01/2047	425	432,552
St. Cloud (City of), MN (CentraCare Health System); Series 2019, Ref. RB	5.00%	05/01/2048	1,235	1,475,566
				1,908,118
Missouri–1.35%
Kansas City (City of), MO Industrial Development Authority (Downtown Redevelopment District);
Series 2011 A, Ref. RB	5.50%	09/01/2024	825	893,417
Series 2011 A, Ref. RB	5.50%	09/01/2025	1,445	1,564,169
Series 2011 A, Ref. RB	5.50%	09/01/2027	980	1,059,919
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. RB	5.25%	05/15/2050	475	517,095
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Service); Series A, RB	5.00%	02/01/2034	340	379,426
St. Louis (County of), MO Industrial Development Authority (Friendship Village of Sunset Hills);
Series 2012, RB	5.00%	09/01/2042	2,000	2,104,880
Series 2013 A, RB	5.50%	09/01/2033	1,375	1,513,188
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.00%	09/01/2038	2,070	2,308,795
				10,340,889
Montana–0.28%
Montana (State of) Facility Finance Authority (Benefit Health System Obligated Group); Series 2011 A, RB (g)(h)	5.75%	01/01/2021	2,000	2,132,440
Nebraska–1.15%
Central Plains Energy Project (No. 3); Series 2012, RB (l)	5.00%	09/01/2032	4,690	5,086,305
Douglas (County of), NE Hospital Authority No. 2 (Madonna Rehabilitation Hospital); Series 2014, RB	5.00%	05/15/2044	1,000	1,086,540
Lincoln (County of), NE Hospital Authority No. 1 (Great Plains Regional Medical Center); Series 2012, Ref. RB	5.00%	11/01/2032	2,500	2,655,775
				8,828,620
Nevada–0.27%
Clark (County of), NV (Las Vegas-McCarran International Airport); Series 2010 A, RB (INS -AGM)(b)	5.25%	07/01/2039	2,000	2,037,760
New Jersey–4.89%
New Jersey (State of) Economic Development Authority;
Series 2005 N-1, Ref. RB (INS- NATL)(b)(c)(k)	5.50%	09/01/2022	3,720	4,120,979
Series 2005, RB (INS - AMBAC)(b)	5.50%	09/01/2024	3,390	3,936,807
Series 2017 DDD, RB	5.00%	06/15/2032	1,030	1,181,791
New Jersey (State of) Economic Development Authority (Port Newark Container Terminal LLC); Series 2017, Ref. RB (f)	5.00%	10/01/2037	945	1,051,955
New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing); Series 2010 A, RB (g)(h)	5.88%	06/01/2020	1,975	2,062,137
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, RB (f)	5.38%	01/01/2043	2,000	2,238,820
New Jersey (State of) Higher Education Student Assistance Authority; Series 2018 B, Ref. RB (f)	5.00%	12/01/2024	1,100	1,267,420
New Jersey (State of) Transportation Trust Fund Authority;
Series 2006 C, RB (INS -AGC)(b)(e)	0.00%	12/15/2026	14,305	11,806,203
Series 2018 A, Ref. RB	5.00%	12/15/2024	1,000	1,145,870
Series 2018 A, Ref. RB	5.00%	12/15/2034	1,000	1,162,660
Series 2018 A, Ref. RN (c)(k)	5.00%	06/15/2029	1,575	1,830,686
Series 2018 A, Ref. RN (c)(k)	5.00%	06/15/2030	535	618,519
Series 2018 A, Ref. RN	5.00%	06/15/2031	995	1,144,757
Subseries 2016 A-1, RN	5.00%	06/15/2028	960	1,122,576
Tobacco Settlement Financing Corp.; Series 2018 A, Ref. RB	5.25%	06/01/2046	2,480	2,832,879
				37,524,059
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–16.94%
Build NYC Resource Corp. (Pratt Paper, Inc.); Series 2014, Ref. RB (d)(f)	5.00%	01/01/2035	$ 1,600	$ 1,746,400
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	2,500	2,499,975
Hudson Yards Infrastructure Corp.; Series 2017 A, Ref. RB (INS- AGM)(b)	4.00%	02/15/2047	1,500	1,630,185
Long Island Power Authority;
Series 2011 A, RB (g)(h)	5.00%	05/01/2021	4,955	5,298,431
Series 2014 A, Ref. RB	5.00%	09/01/2044	2,870	3,236,585
Metropolitan Transportation Authority;
Series 2010 D, RB (g)(h)	5.00%	11/15/2020	3,000	3,160,830
Series 2012 A, Ref. RB (c)	5.00%	11/15/2027	10,000	11,186,100
New York & New Jersey (States of) Port Authority; Two Hundred Seventh Series 2018, Ref. RB (c)(f)	5.00%	09/15/2028	3,255	4,070,280
New York (City of) Transitional Finance Authority; Subseries 2012 E-1, RB (c)	5.00%	02/01/2037	6,845	7,413,203
New York (City of), NY; Series 2014 I-2, VRD GO Bonds (m)	1.58%	03/01/2040	1,000	1,000,000
New York (City of), NY Municipal Water Finance Authority;
Series 2012 FF, RB (c)	5.00%	06/15/2045	10,545	11,526,318
Subseries 2012 A-1, VRD RB (m)	1.47%	06/15/2044	1,400	1,400,000
New York (City of), NY Transitional Finance Authority;
Series 2013 I, RB	5.00%	05/01/2038	1,465	1,634,354
Subseries 2013, RB (c)	5.00%	11/01/2038	4,500	5,082,660
New York (City of), NY Water & Sewer System; Series 2019 EE-2, Ref. RB (c)	4.00%	06/15/2040	2,790	3,131,998
New York (Counties of), NY Tobacco Trust V; Series 2005 S-2, RB (e)	0.00%	06/01/2050	10,140	1,465,433
New York (Counties of), NY Tobacco Trust VI; Subseries 2016 A-1, Ref. RB	5.75%	06/01/2043	3,135	3,589,920
New York (State of) Dormitory Authority (City of New York);
Series 2005 A, RB (INS -AMBAC)(b)	5.50%	05/15/2028	2,900	3,770,464
Series 2005 A, RB (INS -AMBAC)(b)	5.50%	05/15/2029	2,455	3,246,541
New York (State of) Dormitory Authority (General Purpose);
Series 2013 A, RB	5.00%	02/15/2037	1,000	1,112,050
Series 2014 C, RB (c)	5.00%	03/15/2040	4,840	5,492,529
New York (State of) Dormitory Authority (New York University); Series 2001 1, RB (INS- BHAC)(b)	5.50%	07/01/2031	1,040	1,352,738
New York (State of) Housing Finance Agency (160 Madison Avenue); Series 2013 A, VRD RB (LOC - Landesbank Hessen-thrgn)(m)(n)	1.59%	11/01/2046	600	600,000
New York (State of) Thruway Authority; Series 2011 A-1, RB (c)	5.00%	04/01/2029	4,545	4,834,698
New York (State of) Utility Debt Securitization Authority; Series 2013 TE, RB (c)	5.00%	12/15/2031	10,000	11,454,300
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. RB (d)	5.00%	11/15/2044	5,685	6,216,491
New York Liberty Development Corp. (7 World Trade Center); Series 2012, Class 1, Ref. RB (c)	5.00%	09/15/2040	4,900	5,341,637
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport); Series 2016, Ref. RB (f)	5.00%	08/01/2031	1,580	1,661,544
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminal C&D Redevelopment);
Series 2018, RB (f)	5.00%	01/01/2031	3,310	3,938,304
Series 2018, RB (f)	4.00%	01/01/2036	1,495	1,594,642
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB (f)	5.00%	07/01/2046	1,660	1,823,211
Series 2016 A, RB (f)	5.25%	01/01/2050	3,055	3,386,101
Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.75%	08/15/2043	1,500	1,538,265
TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2048	3,655	3,566,841
				130,003,028
North Carolina–3.45%
Charlotte (City of), NC (Charlotte Douglas International Airport); Series 2017 A, RB (c)	5.00%	07/01/2047	5,915	7,022,323
North Carolina (State of) Capital Facilities Finance Agency (Duke University); Series 2015 B, Ref. RB (c)	5.00%	10/01/2055	9,050	10,432,750
North Carolina (State of) Department of Transportation (I-77 HOT Lanes); Series 2015, RB (f)	5.00%	06/30/2054	1,135	1,239,692
North Carolina (State of) Medical Care Commission (Duke University Health System); Series 2012 A, RB (c)	5.00%	06/01/2042	4,890	5,321,298
North Carolina (State of) Medical Care Commission (Vidant Health); Series 2012 A, Ref. RB	5.00%	06/01/2036	2,250	2,424,623
				26,440,686
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Dakota–0.59%
Ward (County of), ND (Trinity Obligated Group);
Series 2017 C, RB	5.00%	06/01/2043		$2,140	$2,390,872
Series 2017 C, RB	5.00%	06/01/2048		1,900	2,110,064
					4,500,936
Ohio–5.89%
Akron, Bath & Copley Joint Township Hospital District (Summa Health Obligated Group); Series 2016, Ref. RB	5.25%	11/15/2046		790	906,841
Allen (County of), OH (Catholic Health Partners); Series 2012 A, Ref. RB	5.00%	05/01/2042		3,300	3,540,570
American Municipal Power, Inc.; Series 2015 A, Ref. RB	5.00%	02/15/2039		1,230	1,376,333
American Municipal Power, Inc. (Greenup Hydroelectric); Series 2016 A, RB	5.00%	02/15/2046		500	570,755
Buckeye Tobacco Settlement Financing Authority;
Series 2007 A-2, RB	5.75%	06/01/2034		235	224,724
Series 2007 A-2, RB	5.88%	06/01/2047		7,115	6,857,081
Chillicothe (City of), OH (Adena Health System Obligated Group); Series 2017, Ref. RB	5.00%	12/01/2037		3,000	3,456,300
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools); Series 2014 A, Ref. RB	6.50%	01/01/2034		1,000	1,048,960
Cleveland (City of), OH;
Series 2008 B-2, RB (INS -NATL)(b)(e)	0.00%	11/15/2026		3,545	2,974,149
Series 2008 B-2, RB (INS -NATL)(b)(e)	0.00%	11/15/2028		3,845	3,028,245
Series 2008 B-2, RB (INS -NATL)(b)(e)	0.00%	11/15/2038		2,800	1,456,588
Cuyahoga (County of), OH (Metrohealth System);
Series 2017, Ref. RB	5.25%	02/15/2047		2,555	2,874,247
Series 2017, Ref. RB	5.50%	02/15/2052		1,590	1,812,473
Franklin (County of), OH (First Community Village Obligated Group); Series 2013, Ref. RB	5.25%	07/01/2033		2,000	2,037,320
Gallia (County of), OH (Holzer Health System Obligated Group); Series 2012, Ref. RB	8.00%	07/01/2042		1,040	1,179,734
Hamilton (County of), OH (Christ Hospital); Series 2012, RB	5.50%	06/01/2042		3,000	3,267,780
Hamilton (County of), OH (Life Enriching Communities); Series 2016, Ref.RB	5.00%	01/01/2046		1,395	1,524,623
Lucas (County of), OH (ProMedica Healthcare System); Series 2018 A, Ref. RB	5.25%	11/15/2048		1,655	1,935,523
Montgomery (County of), OH (Trousdale Foundation Properties); Series 2018 A, RB (d)	6.00%	04/01/2038		1,490	1,642,069
Ohio (State of) (Portsmouth Bypass); Series 2015, RB (INS -AGM)(b)(f)	5.00%	12/31/2039		750	842,445
Ohio (State of) Air Quality Development Authority (Pratt Paper LLC); Series 2017, RB (d)(f)	4.25%	01/15/2038		575	605,067
Ohio (State of) Higher Educational Facility Commission (Summa Health System);
Series 2010, RB (g)(h)	5.75%	05/15/2020		325	337,844
Series 2010, RB	5.75%	11/15/2035		1,675	1,737,109
					45,236,780
Oklahoma–0.87%
Comanche (County of), OK Hospital Authority; Series 2015, Ref. RB	5.00%	07/01/2022		1,000	1,065,520
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, RB	5.50%	08/15/2057		2,150	2,512,899
Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources, Inc.-Cross Village Student Housing); Series 2017, RB	5.00%	08/01/2052		1,825	1,718,584
Oklahoma (State of) Water Resources Board; Series 2018 C, RB	4.00%	10/01/2048		1,245	1,358,942
					6,655,945
Oregon–0.22%
Forest Grove (City of), OR (Pacific University); Series 2014 A, Ref. RB	5.00%	05/01/2040		1,570	1,663,085
Pennsylvania–2.40%
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	5.00%	04/01/2047		1,000	1,158,810
Montgomery (County of), PA Industrial Development Authority (Exelon Generation); Series 2001, Ref. RB (f)(h)	2.70%	04/01/2020		3,000	3,011,940
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2018 A-2, RB	5.00%	12/01/2048		1,180	1,394,949
Series 2018 B, RB	5.25%	12/01/2048		1,160	1,386,780
Subseries 2014 A-2, RB (i)	5.13%	12/01/2039		1,500	1,409,310
Subseries 2017 B-1, RB	5.25%	06/01/2047		1,250	1,458,637
Philadelphia (City of), PA;
Series 2017 A, RB	5.00%	10/01/2052		1,035	1,206,955
Series 2017 B, Ref. RB (f)	5.00%	07/01/2042		4,920	5,707,790
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University); Series 2017 A, Ref. RB	5.00%	09/01/2047	$ 795	$ 922,558
Philadelphia School District; Series 2008 E, GO Bonds (INS -BHAC)(b)	5.13%	09/01/2023	750	752,715
				18,410,444
Puerto Rico–2.09%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039		3,420	3,455,978
Series 2002, RB	5.63%	05/15/2043		1,470	1,485,214
Series 2005 A, RB (e)	0.00%	05/15/2050		5,570	770,220
Puerto Rico (Commonwealth of);
Series 2004 A, GO Bonds (INS -NATL)(b)	5.25%	07/01/2021		485	489,535
Series 2006 A, GO Bonds (6 mo. CPI + 1.00%) (INS - AGC)(b)	3.46%	07/01/2019		640	640,000
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 VV, Ref. RB (INS -NATL)(b)	5.25%	07/01/2033		725	786,987
Series 2007 VV, Ref. RB (INS -NATL)(b)	5.25%	07/01/2035		640	692,275
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 2007 N, Ref. RB (INS-AGM)(b)	5.50%	07/01/2029		600	672,054
Series 2007 N, Ref. RB (INS -NATL)(b)	5.25%	07/01/2032		760	825,596
Series 2007 N, Ref. RB (INS -AGC)(b)	5.25%	07/01/2034		1,195	1,314,082
Puerto Rico (Commonwealth of) Public Buildings Authority; Series 2007 M-3, Ref. RB (INS -NATL)(b)	6.00%	07/01/2024		2,000	2,059,200
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB (e)	0.00%	07/01/2029		1,405	964,195
Series 2018 A-1, RB (e)	0.00%	07/01/2033		2,116	1,162,107
Series 2018 A-1, RB	4.50%	07/01/2034		735	755,213
					16,072,656
Rhode Island–0.10%
Tobacco Settlement Financing Corp.; Series 2015 A, RB	5.00%	06/01/2035		700	771,008
South Carolina–3.11%
Piedmont Municipal Power Agency; Series 2011 C, Ref. RB (INS -AGC)(b)	5.75%	01/01/2034		7,410	7,997,094
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. RB (g)(h)	5.25%	08/01/2023		4,450	5,127,957
South Carolina (State of) Ports Authority;
Series 2015, RB (f)	5.25%	07/01/2050		3,240	3,696,030
Series 2015, RB (f)	5.25%	07/01/2055		1,260	1,429,798
South Carolina (State of) Public Service Authority; Series 2014, Ref. RB	5.00%	12/01/2046		1,175	1,314,743
South Carolina (State of) Public Service Authority (Santee Cooper Revenue Obligations); Series 2013 E, RB	5.50%	12/01/2053		3,830	4,273,131
					23,838,753
South Dakota–0.56%
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group);
Series 2014 B, RB	5.00%	11/01/2044		2,500	2,793,700
Series 2015, Ref. RB	5.00%	11/01/2045		1,345	1,523,051
					4,316,751
Tennessee–0.75%
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health); Series 2018 A, Ref. RB	5.00%	07/01/2036		1,715	2,026,084
Johnson City (City of), TN Health & Educational Facilities Board (Mountain States Health Alliance); Series 2012, RB	5.00%	08/15/2042		1,000	1,060,360
Memphis Center City Revenue Finance Corp. (Pyramid & Pinch District Redevelopment); Series 2011 B, RB (g)(h)	5.25%	11/01/2021		2,475	2,694,310
					5,780,754
Texas–15.33%
Alamo Community College District; Series 2012, Ref. GO Bonds (c)	5.00%	08/15/2034		4,895	5,388,318
Austin (City of), TX; Series 2012, Ref. RB	5.00%	11/15/2042		1,490	1,646,227
Capital Area Cultural Education Facilities Finance Corp. (The Roman Catholic Diocese of Austin); Series 2005 B, RB	6.13%	04/01/2045		2,000	2,065,820
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2018 D, RB	5.75%	08/15/2033	$ 1,660	$ 1,808,603
Harris (County of) Metropolitan Transit Authority; Series 2011 A, RB (c)	5.00%	11/01/2036	3,305	3,563,385
Houston (City of), TX Airport System (United Airlines, Inc. Airport Improvement); Series 2015 C, Ref. RB (f)	5.00%	07/15/2020	790	812,057
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E); Series 2014, Ref. RB (f)	4.75%	07/01/2024	500	544,390
Houston (City of), TX Convention & Entertainment Facilities Department;
Series 2001 B, RB (INS -AGM)(b)(e)	0.00%	09/01/2026	3,975	3,426,370
Series 2001 B, RB (INS -AGM)(b)(e)	0.00%	09/01/2027	5,015	4,201,065
Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.); Series 2012 A, RB	5.00%	02/15/2042	2,700	2,821,905
La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015 A, RB (d)	5.50%	08/15/2045	1,230	1,306,838
Lower Colorado River Authority; Series 2019, Ref. RB	5.00%	05/15/2039	1,000	1,184,710
Metropolitan Transit Authority of Harris County; Series 2011 A, RB (c)	5.00%	11/01/2041	3,000	3,223,470
New Hope Cultural Education Facilities Corp. (Presbyterian Village North); Series 2018, Ref. RB	5.00%	10/01/2026	1,550	1,707,434
New Hope Cultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook); Series 2017 A-1, RB	4.75%	07/01/2052	750	802,883
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing College Station I, LLC-Texas A&M University); Series 2014 A, RB (INS -AGM)(b)	5.00%	04/01/2046	1,985	2,192,194
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries); Series 2013, RB	6.50%	01/01/2043	1,000	1,098,550
North Texas Tollway Authority;
Series 2008 D, Ref. RB (INS -AGC)(b)(e)	0.00%	01/01/2028	16,400	13,795,844
Series 2008 D, Ref. RB (INS -AGC)(b)(e)	0.00%	01/01/2029	2,725	2,223,900
Series 2008 D, Ref. RB (INS -AGC)(b)(e)	0.00%	01/01/2031	3,550	2,692,143
San Antonio (City of), TX; Series 2013, RB	5.00%	02/01/2038	2,405	2,661,205
San Jacinto River Authority (Groundwater Reduction Plan Division);
Series 2011, RB (INS -AGM)(b)	5.00%	10/01/2032	2,265	2,288,533
Series 2011, RB (INS -AGM)(b)	5.00%	10/01/2037	2,475	2,500,740
Tarrant County Cultural Education Facilities Finance Corp.; Series 2016 A, Ref. RB (c)	5.00%	02/15/2047	3,415	3,951,838
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group);
Series 2016, Ref. RB	5.00%	05/15/2037	1,410	1,507,050
Series 2016, Ref. RB	5.00%	05/15/2045	265	280,436
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2017A, RB	6.38%	02/15/2048	1,785	1,971,247
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System); Series 2016 A, Ref. RB	5.00%	02/15/2041	4,000	4,649,960
Temple (City of), TX; Series 2018 A, RB (d)	5.00%	08/01/2028	750	836,550
Texas (State of) Transportation Commission;
Series 2016 A, GO Bonds	5.00%	04/01/2044	1,585	1,852,928
Series 2019, RB (e)	0.00%	08/01/2037	1,250	606,025
Series 2019, RB (e)	0.00%	08/01/2039	1,400	607,040
Texas (State of) Transportation Commission (Central Texas Turnpike System);
Series 2012 A, Ref. RB	5.00%	08/15/2041	1,000	1,077,710
Series 2015 B, Ref. RB (e)	0.00%	08/15/2036	3,075	1,538,669
Series 2015 B, Ref. RB (e)	0.00%	08/15/2037	705	336,158
Series 2015 C, Ref. RB	5.00%	08/15/2033	5,000	5,640,300
Series 2015 C, Ref. RB	5.00%	08/15/2042	3,975	4,416,662
Texas (State of) Turnpike Authority (Central Texas Turnpike System);
Series 2002 A, RB (INS - BHAC)(b)(e)	0.00%	08/15/2027	6,800	5,712,000
Series 2002, RB (e)(g)	0.00%	08/15/2027	200	171,280
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	4,990	5,850,725
Texas Municipal Gas Acquisition & Supply Corp. III;
Series 2012, RB	5.00%	12/15/2028	3,025	3,318,727
Series 2012, RB	5.00%	12/15/2029	3,000	3,283,290
Series 2012, RB	5.00%	12/15/2031	1,200	1,306,968
Series 2012, RB	5.00%	12/15/2032	1,125	1,223,156
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes); Series 2016, RB (f)	5.00%	12/31/2055	1,070	1,177,011
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC Segments 3A and 3B Facility); Series 2013, RB (f)	7.00%	12/31/2038	1,250	1,473,325
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, RB	5.25%	08/15/2042	545	562,522
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
University of Houston; Series 2008, Ref. RB (INS -AGM)(b)(c)	5.00%	02/15/2033	$ 363	$ 363,940
				117,672,101
Utah–1.12%
Salt Lake City (City of), UT;
Series 2017 A, RB (c)(f)	5.00%	07/01/2047	2,540	2,945,917
Series 2018 A, RB (f)	5.00%	07/01/2048	1,275	1,499,043
Series 2018 A, RB (f)	5.25%	07/01/2048	1,710	2,053,642
Utah (County of), UT; Series 2016 B, RB (c)	4.00%	05/15/2047	2,025	2,136,051
				8,634,653
Virgin Islands–0.33%
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, RB	5.00%	10/01/2029	2,500	2,503,125
Virginia–2.80%
Richmond (City of), VA Metropolitan Authority; Series 2002, Ref. RB (INS -NATL)(b)	5.25%	07/15/2022	2,460	2,582,508
Roanoke (City of), VA Economic Development Authority (Carilion Clinic Obligated Group); Series 2010, Ref. RB	5.00%	07/01/2033	2,500	2,585,275
Roanoke (City of), VA Industrial Development Authority (Carilion Clinic Obligated Group); Series 2005, RB (INS -AGM)(g)(h)	5.00%	07/01/2020	35	36,309
Roanoke (City of), VA Industrial Development Authority (Carilion Health System); Series 2005 B, RB (INS -AGM)(b)	5.00%	07/01/2038	2,365	2,433,372
Virginia (Commonwealth of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC);
Series 2012, RB (f)	6.00%	01/01/2037	700	775,131
Series 2012, RB (f)	5.50%	01/01/2042	3,355	3,638,598
Virginia (Commonwealth of) Small Business Financing Authority (Express Lanes, LLC);
Series 2012, RB (f)	5.00%	07/01/2034	3,645	3,877,004
Series 2012, RB (f)	5.00%	01/01/2040	1,810	1,916,084
Virginia (Commonwealth of) Small Business Financing Authority (Transform 66 P3); Series 2017, RB (f)	5.00%	12/31/2056	3,310	3,681,051
				21,525,332
Washington–4.98%
Kalispel Tribe of Indians; Series 2018 A, RB (d)	5.00%	01/01/2032	1,350	1,498,851
Seattle (Port of), WA; Series 2012 A, Ref. RB	5.00%	08/01/2032	2,500	2,736,125
Washington (State of);
Series 2004 F, GO Bonds (INS -AMBAC)(b)(e)	0.00%	12/01/2029	5,100	4,057,560
Series 2010 A, GO Bonds (c)	5.00%	08/01/2030	9,460	9,514,206
Series 2019 A, GO Bonds (c)	5.00%	08/01/2042	1,850	2,234,245
Series 2010 A, GO Bonds (c)	5.00%	08/01/2029	8,995	9,046,541
Washington (State of) Convention Center Public Facilities District;
Series 2018, RB	5.00%	07/01/2043	1,160	1,373,266
Series 2018, RB (c)	5.00%	07/01/2048	4,140	4,860,236
Series 2018, RB	5.00%	07/01/2048	830	974,395
Washington (State of) Tobacco Settlement Authority; Series 2013, Ref. RB	5.25%	06/01/2031	1,900	1,956,525
				38,251,950
West Virginia–0.55%
West Virginia (State of) Economic Development Authority (Appalachian Power Co. - Amos); Series 2010 A, Ref. RB	5.38%	12/01/2038	4,000	4,207,720
Wisconsin–2.94%
Public Finance Authority (American Dream at Meadowlands);
Series 2017, RB (d)	6.75%	08/01/2031	900	1,053,387
Series 2017, RB (d)	6.75%	12/01/2042	2,100	2,472,603
Public Finance Authority (KU Campus Development Corp.); Series 2016, RB (c)	5.00%	03/01/2046	3,420	3,954,717
Public Finance Authority (Mallard Creek Stem Academy); Series 2019 A, RB (d)	5.13%	06/15/2039	650	657,443
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/2039	5,000	5,314,950
Wisconsin (State of) Health & Educational Facilities Authority (Mile Bluff Medical Center, Inc.); Series 2014, RB	5.50%	05/01/2034	2,000	2,148,700
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB (d)	6.38%	01/01/2048	$ 950	$ 1,015,170
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	1,655	1,896,630
Series 2018 A, RB	5.35%	12/01/2045	1,655	1,895,951
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences);
Series 2012, RB	5.50%	04/01/2032	1,155	1,221,031
Series 2015, Ref. RB	5.75%	04/01/2035	815	909,467
				22,540,049
Wyoming–0.31%
Wyoming (State of) Municipal Power Agency; Series 2017 A, Ref. RB (INS- BAM)(b)(c)	5.00%	01/01/2047		2,060	2,369,000
TOTAL INVESTMENTS IN SECURITIES(o)–159.14% (Cost $1,118,176,458)					1,221,168,817
FLOATING RATE NOTE OBLIGATIONS–(30.58)%
Notes with interest and fee rates ranging from 1.79% to 2.24% at 05/31/2019 and contractual maturities of collateral ranging from 09/01/2022 to 04/01/2056 (See Note 1D)(p)					(234,665,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(30.37)%					(233,066,094)
OTHER ASSETS LESS LIABILITIES–1.81%					13,937,572
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%					$767,375,295
Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
BHAC	– Berkshire Hathaway Assurance Corp.
COP	– Certificates of Participation
CPI	– Consumer Price Index
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SIFMA	– Securities Industry and Financial Markets Association
VRD	– Variable Rate Demand
Wts.	– Warrants
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)	Underlying security related to TOB Trusts entered into by the Trust. See Note 1D.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2019 was $41,895,746, which represented 5.13% of the Trust’s Net Assets.
(e)	Zero coupon bond issued at a discount.
(f)	Security subject to the alternative minimum tax.
(g)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(h)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(i)	Convertible capital appreciation bonds. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(j)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2019.
(k)	Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $10,210,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(l)	Security subject to crossover refunding.
(m)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on May 31, 2019.
(n)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(o)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
(p)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2019. At May 31, 2019, the Trust’s investments with a value of $368,017,161 are held by TOB Trusts and serve as collateral for the $234,665,000 in the floating rate note obligations outstanding at that date.
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2019
(Unaudited)
NOTE 1—Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a trust may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Trust investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Floating Rate Note Obligations — The Trust invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Trust. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer or by the Trust (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate securities) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Trust, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.
The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate
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D.	Floating Rate Note Obligations — (continued)
securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Trust, the Trust will be required to repay the principal amount of the tendered securities, which may require the Trust to sell other portfolio holdings to raise cash to meet that obligation. The Trust could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Trust to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Trust may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Trust. These agreements commit a Trust to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Trust liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.
The Trust accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Trust’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.
Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Trust wherein the Trust, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Trust’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Trust, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Trust would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.
Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Trust has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Trust’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.
There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Trust in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Trust, and may adversely affect the Trust’s net asset value, distribution rate and ability to achieve its investment objective.
TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.
E.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Trust’s investments in municipal securities.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
NOTE 2—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
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Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of May 31, 2019, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Value Municipal Income Trust